Other Receivables (Details) - Schedule of other receivables - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Other receivables
Rental receivables		$ 31,275
Other receivables, disposal of revenue equipment	31,082	33,705
Others	11,416,940	364,992
Total Other receivables	$ 11,448,022	$ 429,972